CONSOLIDATED INCOME STATEMENTS - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement1LineItems [Line Items]
Interest and similar income	R$ 62,774,940	R$ 72,841,060	R$ 70,478,393
Interest expense and similar charges	(18,332,228)	(28,519,953)	(28,557,051)
Net interest income	44,442,712	44,321,107	41,921,342
Income from equity instruments	33,754	18,933	32,623
Income from companies accounted for by the equity method	112,261	149,488	65,958
Fee and commission income	20,606,707	20,392,458	17,728,452
Fee and commission expense	(4,378,493)	(4,679,306)	(3,596,293)
Gains (losses) on financial assets and liabilities (net)	12,998,060	2,462,545	(2,782,802)
Financial Assets At Fair Value Through Profit Or Loss	711,949	252,253	(138,673)
Financial Assets Measured At Fair Value Through Profit Or Loss Held For Trading	12,122,794	2,391,080	(2,764,859)
Non-Trading Financial Assets Mandatorily Measured At Fair Value Through Profit Or Loss	172,828	11,501	61,239
Financial instruments not measured at fair value through profit or loss	(239,054)	(57,522)	(138,104)
Other	229,543	(134,767)	197,595
Exchange differences (net)	(24,700,962)	(2,788,537)	(2,806,471)
Other operating expense (net)	(872,510)	(1,107,719)	(1,055,850)
Total Income	48,241,529	58,768,969	49,506,959
Administrative expenses	(17,114,960)	(16,941,526)	(16,792,138)
Personnel expenses	(8,871,482)	(9,327,714)	(9,206,007)
Other administrative expenses	(8,243,478)	(7,613,812)	(7,586,131)
Depreciation and amortization	(2,579,127)	(2,391,857)	(1,739,959)
Tangible assets	(2,039,805)	(1,870,836)	(1,216,704)
Intangible assets	(539,322)	(521,021)	(523,255)
Provisions (net)	(1,656,547)	(3,681,586)	(1,999,604)
Impairment losses on financial assets (net)	(17,450,188)	(13,369,905)	(12,713,435)
Financial Assets Measured At Amortized Cost and contingent commitments	(17,450,188)	(13,369,905)	(12,713,532)
Gains (losses) due to derecognition of financial assets measured at amortized cost	0	0	97
Impairment losses on other assets (net)	(84,908)	(131,435)	(508,310)
Other intangible assets	(66,269)	(103,924)	(300,865)
Other assets	(18,639)	(27,511)	(207,445)
Gains (losses) on disposal of assets not classified as non-current assets held for sale	230,713	10,646	(25,476)
Gains (losses) on non-current assets held for sale not classified as discontinued operations	77,463	9,843	181,734
Operating Income Before Tax	9,663,975	22,273,149	15,909,771
Income taxes	3,786,778	(5,641,699)	(3,109,853)
Consolidated Net income for the period	13,450,753	16,631,450	12,799,918
Profit attributable to the Parent	13,418,529	16,406,932	12,582,477
Profit attributable to non-controlling interests	R$ 32,224	R$ 224,518	R$ 217,441
Diluted Earnings Per Shares Brazilian Reais [Member]
Earnings Per Share (Brazilian Reais)
Common shares	R$ 1,713.45	R$ 2,094.83	R$ 1,604.34
Preferred shares	R$ 1,884.80	R$ 2,304.32	R$ 1,764.78
Net Profit Attributable Basic Brazilian Reais [Member]
Earnings Per Share (Brazilian Reais)
Common shares	R$ 6,511,367	R$ 7,965,194	R$ 6,108,349
Preferred shares	R$ 6,907,162	R$ 8,441,738	R$ 6,474,128
Weighted Average Shares Outstanding In Thousands Diluted [Member]
Earnings Per Share (Brazilian Reais)
Common shares	3,800,140	3,802,303	3,807,386
Preferred shares	3,664,666	3,663,444	3,668,527
Basic Earnings Per Shares Brazilian Reais [Member]
Earnings Per Share (Brazilian Reais)
Common shares	R$ 1,713.45	R$ 2,094.83	R$ 1,604.34
Preferred shares	R$ 1,884.80	R$ 2,304.32	R$ 1,764.78
Weighted Average Shares Outstanding In Thousands Basic [Member]
Earnings Per Share (Brazilian Reais)
Common shares	3,800,140	3,802,303	3,807,386
Preferred shares	3,664,666	3,663,444	3,668,527
Net Profit Attributable Diluted Brazilian Reais [Member]
Earnings Per Share (Brazilian Reais)
Common shares	R$ 6,511,367	R$ 7,965,194	R$ 6,108,349
Preferred shares	R$ 6,907,162	R$ 8,441,738	R$ 6,474,128